Amplify COWS Covered Call ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 16.1%
Comcast Corp. - Class A (a)	6,624	$236,411
Fox Corp. - Class A (a)	4,208	235,816
Interpublic Group of Cos., Inc. (a)	9,015	220,687
Match Group, Inc. (a)	7,388	228,215
Nexstar Media Group, Inc. (a)	1,352	233,829
Omnicom Group, Inc. (a)	3,179	228,697
Sirius XM Holdings, Inc. (a)	10,315	236,936
Warner Bros Discovery, Inc. (a)(b)	22,170	254,068
		1,874,659

Consumer Discretionary - 22.1%
Abercrombie & Fitch Co. - Class A (a)(b)	2,950	244,407
Bath & Body Works, Inc. (a)	8,873	265,835
Best Buy Co., Inc. (a)	3,171	212,869
Crocs, Inc. (a)(b)	2,234	226,260
Expedia Group, Inc. (a)	1,345	226,875
Gap, Inc. (a)	10,426	227,391
Gentex Corp. (a)	7,536	165,717
Lear Corp. (a)	2,479	235,455
PVH Corp. (a)	3,542	242,981
Tapestry, Inc. (a)	3,563	312,867
VF Corp. (a)	17,991	211,394
		2,572,051

Consumer Staples - 2.3%
Molson Coors Beverage Co. - Class B (a)	5,627	270,602

Energy - 18.1%
APA Corp. (a)	11,883	217,340
EOG Resources, Inc. (a)	1,314	157,168
Halliburton Co. (a)	9,677	197,217
Magnolia Oil & Gas Corp. - Class A (a)	9,007	202,477
Matador Resources Co. (a)	5,941	283,505
NOV, Inc. (a)	17,429	216,642
Ovintiv, Inc. (a)	5,736	218,255
Permian Resources Corp. (a)	16,272	221,625
Schlumberger NV (a)	6,468	218,618
Valero Energy Corp. (a)	1,305	175,418
		2,108,265

Financials - 8.5%
Fidelity National Financial, Inc. (a)	5,235	293,474
First American Financial Corp. (a)	3,516	215,847
Global Payments, Inc. (a)	2,926	234,197
WEX, Inc. (a)(b)	1,657	243,397
		986,915

Health Care - 1.3%
Zimmer Biomet Holdings, Inc. (a)	1,690	154,145

Industrials - 15.4%
Allison Transmission Holdings, Inc. (a)	2,001	190,075
FedEx Corp. (a)	1,300	295,503
Genpact Ltd. (a)	6,642	292,315
Oshkosh Corp. (a)	1,681	190,861
Owens Corning (a)	2,114	290,717
Timken Co. (a)	3,177	230,491
WESCO International, Inc. (a)	1,639	303,543
		1,793,505

Information Technology - 8.5%
Dell Technologies, Inc. - Class C (a)	2,618	320,967
NetApp, Inc. (a)	1,737	185,077
QUALCOMM, Inc. (a)	1,826	290,809
Vontier Corp. (a)	5,247	193,614
		990,467

Materials - 5.6%
Alcoa Corp. (a)	10,134	299,054
Cabot Corp. (a)	2,369	177,675
Sealed Air Corp. (a)	5,659	175,599
		652,328

Utilities - 2.1%
NRG Energy, Inc. (a)	1,563	250,987
TOTAL COMMON STOCKS (Cost $11,705,193)		11,653,924

SHORT-TERM INVESTMENTS - 1.0%		Value
Money Market Funds - 1.0%	Shares
Invesco Government & Agency Portfolio - Institutional Class, 4.26% (c)	118,366	118,366
TOTAL SHORT-TERM INVESTMENTS (Cost $118,366)		118,366

TOTAL INVESTMENTS - 101.0% (Cost $11,823,559)		11,772,290
Liabilities in Excess of Other Assets - (1.0)%		(111,663)
TOTAL NET ASSETS - 100.0%		$11,660,627
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Amplify COWS Covered Call ETF
Schedule of Written Options
June 30, 2025 (Unaudited)

WRITTEN OPTIONS - (1.0)%	Notional Amount	Contracts	Value
Call Options - (1.0)% (a)(b)
Abercrombie & Fitch Co.		–	$–
Expiration: 07/18/2025; Exercise Price: $84.00	(157,415)	(19)	(5,700)
Expiration: 07/18/2025; Exercise Price: $86.00	(57,995)	(7)	(1,522)
Alcoa Corp.		–	$–
Expiration: 07/18/2025; Exercise Price: $33.00	(123,942)	(42)	(1,617)
Expiration: 07/18/2025; Exercise Price: $32.00	(120,991)	(41)	(2,440)
Allison Transmission Holdings, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $100.00	(94,990)	(10)	(475)
Expiration: 07/18/2025; Exercise Price: $95.00	(47,495)	(5)	(1,112)
APA Corp.		–	$–
Expiration: 07/18/2025; Exercise Price: $20.00	(107,911)	(59)	(1,032)
Expiration: 07/18/2025; Exercise Price: $22.00	(87,792)	(48)	(264)
Bath & Body Works, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $32.00	(104,860)	(35)	(1,225)
Expiration: 07/18/2025; Exercise Price: $31.00	(137,816)	(46)	(2,990)
Best Buy Co., Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $70.00	(87,269)	(13)	(1,124)
Expiration: 07/18/2025; Exercise Price: $72.00	(100,695)	(15)	(622)
Cabot Corp., Expiration: 07/18/2025; Exercise Price: $80.00	(142,500)	(19)	(1,710)
Comcast Corp.		–	$–
Expiration: 07/18/2025; Exercise Price: $36.50	(121,346)	(34)	(391)
Expiration: 07/18/2025; Exercise Price: $36.00	(96,363)	(27)	(837)
Crocs, Inc., Expiration: 07/18/2025; Exercise Price: $104.00	(202,560)	(20)	(4,000)
Dell Technologies, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $127.00	(122,600)	(10)	(2,060)
Expiration: 07/18/2025; Exercise Price: $130.00	(134,860)	(11)	(1,419)
EOG Resources, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $125.00	(59,805)	(5)	(325)
Expiration: 07/18/2025; Exercise Price: $132.00	(71,766)	(6)	(75)
Expedia Group, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $180.00	(84,340)	(5)	(552)
Expiration: 07/18/2025; Exercise Price: $175.00	(101,208)	(6)	(1,419)
FedEx Corp.		–	$–
Expiration: 07/18/2025; Exercise Price: $235.00	(113,655)	(5)	(1,035)
Expiration: 07/18/2025; Exercise Price: $255.00	(113,655)	(5)	(132)
Fidelity National Financial, Inc., Expiration: 07/18/2025; Exercise Price: $60.00	(280,300)	(50)	(375)
First American Financial Corp., Expiration: 07/18/2025; Exercise Price: $60.00	(171,892)	(28)	(7,140)
Fox Corp., Expiration: 07/18/2025; Exercise Price: $59.00	(207,348)	(37)	(740)
Gap, Inc., Expiration: 07/18/2025; Exercise Price: $23.00	(207,195)	(95)	(2,185)
Genpact Ltd., Expiration: 07/18/2025; Exercise Price: $45.00	(233,253)	(53)	(2,782)
Gentex Corp., Expiration: 07/18/2025; Exercise Price: $22.50	(142,935)	(65)	(1,463)
Global Payments, Inc., Expiration: 07/18/2025; Exercise Price: $80.00	(184,092)	(23)	(5,348)
Halliburton Co.		–	$–
Expiration: 07/18/2025; Exercise Price: $24.00	(61,140)	(30)	(75)
Expiration: 07/18/2025; Exercise Price: $22.50	(95,786)	(47)	(235)
Interpublic Group of Cos., Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $25.00	(88,128)	(36)	(1,260)
Expiration: 07/18/2025; Exercise Price: $26.00	(88,128)	(36)	(270)
Lear Corp., Expiration: 07/18/2025; Exercise Price: $100.00	(208,956)	(22)	(1,595)
Magnolia Oil & Gas Corp., Expiration: 07/18/2025; Exercise Price: $25.00	(161,856)	(72)	(1,440)
Matador Resources Co.		–	$–
Expiration: 07/18/2025; Exercise Price: $55.00	(114,528)	(24)	(180)
Expiration: 07/18/2025; Exercise Price: $52.50	(128,844)	(27)	(810)
Match Group, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $33.50	(89,581)	(29)	(203)
Expiration: 07/18/2025; Exercise Price: $33.00	(92,670)	(30)	(435)
Molson Coors Beverage Co., Expiration: 07/18/2025; Exercise Price: $50.00	(216,405)	(45)	(1,350)
NetApp, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $111.00	(74,585)	(7)	(262)
Expiration: 07/18/2025; Exercise Price: $110.00	(85,240)	(8)	(400)
Nexstar Media Group, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $185.00	(103,770)	(6)	(600)
Expiration: 07/18/2025; Exercise Price: $180.00	(103,770)	(6)	(990)
NOV, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $15.00	(87,010)	(70)	(700)
Expiration: 07/18/2025; Exercise Price: $14.00	(110,627)	(89)	(1,335)
NRG Energy, Inc., Expiration: 07/18/2025; Exercise Price: $170.00	(208,754)	(13)	(2,665)
Omnicom Group, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $75.00	(100,716)	(14)	(1,015)
Expiration: 07/18/2025; Exercise Price: $80.00	(100,716)	(14)	(665)
Oshkosh Corp., Expiration: 07/18/2025; Exercise Price: $115.00	(147,602)	(13)	(4,225)
Ovintiv, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $40.00	(114,150)	(30)	(1,575)
Expiration: 07/18/2025; Exercise Price: $45.00	(87,515)	(23)	(173)
Owens Corning, Expiration: 07/18/2025; Exercise Price: $145.00	(233,784)	(17)	(2,635)
Permian Resources Corp.		–	$–
Expiration: 07/18/2025; Exercise Price: $16.00	(88,530)	(65)	(163)
Expiration: 07/18/2025; Exercise Price: $15.00	(115,770)	(85)	(638)
PVH Corp., Expiration: 07/18/2025; Exercise Price: $70.00	(226,380)	(33)	(6,188)
QUALCOMM, Inc., Expiration: 07/18/2025; Exercise Price: $165.00	(238,890)	(15)	(2,625)
Schlumberger NV		–	$–
Expiration: 07/18/2025; Exercise Price: $37.50	(135,200)	(40)	(480)
Expiration: 07/18/2025; Exercise Price: $38.00	(67,600)	(20)	(100)
Sealed Air Corp., Expiration: 07/18/2025; Exercise Price: $32.50	(139,635)	(45)	(788)
Sirius XM Holdings, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $24.50	(117,147)	(51)	(918)
Expiration: 07/18/2025; Exercise Price: $24.00	(96,474)	(42)	(1,281)
Tapestry, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $92.00	(140,496)	(16)	(880)
Expiration: 07/18/2025; Exercise Price: $93.00	(114,153)	(13)	(553)
Timken Co.		–	$–
Expiration: 07/18/2025; Exercise Price: $80.00	(116,080)	(16)	(1,800)
Expiration: 07/18/2025; Exercise Price: $75.00	(87,060)	(12)	(1,920)
Valero Energy Corp.		–	$–
Expiration: 07/18/2025; Exercise Price: $148.00	(67,210)	(5)	(208)
Expiration: 07/18/2025; Exercise Price: $144.00	(80,652)	(6)	(252)
VF Corp., Expiration: 07/18/2025; Exercise Price: $13.50	(169,200)	(144)	(1,440)
Vontier Corp., Expiration: 07/18/2025; Exercise Price: $40.00	(169,740)	(46)	(1,150)
Warner Bros Discovery, Inc., Expiration: 07/18/2025; Exercise Price: $12.00	(246,390)	(215)	(3,870)
WESCO International, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $195.00	(111,120)	(6)	(660)
Expiration: 07/18/2025; Exercise Price: $190.00	(129,640)	(7)	(2,240)
WEX, Inc., Expiration: 07/18/2025; Exercise Price: $150.00	(205,646)	(14)	(4,305)
Zimmer Biomet Holdings, Inc.		–	$–
Expiration: 07/18/2025; Exercise Price: $95.00	(63,847)	(7)	(437)
Expiration: 07/18/2025; Exercise Price: $100.00	(72,968)	(8)	(140)
TOTAL WRITTEN OPTIONS (Premiums received $81,775)			$(112,240)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Security Name	Value at September 30, 2024	Purchases	Sales	Net Realized Gain (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Dividend Income	Value at June 30, 2025	Ending Shares
Amplify Cash Flow Dividend Leaders ETF	1,525,413	8,625,852	(10,132,252)	222,356	(241,369)	-	-	-
	$1,525,413	$8,625,852	$(10,132,252)	$222,356	$(241,369)	$-	$-	$-

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Amplify COWS Covered Call ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	11,653,924	–	–	11,653,924
Money Market Funds	118,366	–	–	118,366
Total Investments	11,772,290	–	–	11,772,290

Liabilities:
Investments:
Written Options	–	(112,240)	–	(112,240)
Total Investments	–	(112,240)	–	(112,240)

Refer to the Schedule of Investments for further disaggregation of investment categories.